Leases - Evolution of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Balances at the beginning of the year	$ 10,493	$ 9,192
Additions	619	5,217
Contract modifications	(2)	(49)
Depreciation of the year	(3,348)	(3,203)	$ (4,577)
Translation differences and inflation adjustment	2,159	(664)
Balances at the end of the year	9,921	10,493	9,192
Lease liabilities
Balances at the beginning of the year	13,981	8,809
New contracts	619	5,336
Lease payments	(4,397)	(3,118)
Contract modifications	(2)	(49)
Leases financial cost	847	446	605
Translation differences and inflation adjustment	(331)	2,557
Balances at the end of the year	$ 10,717	$ 13,981	$ 8,809